Acquisition of businesses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Acquisition of businesses
11. Acquisition of businesses
Six Senses
On 12 February 2019, the Group acquired a 100% ownership interest in Six Senses Hotels Resorts Spas (‘Six Senses’), a leading operator of top-tier
luxury hotels, resorts and spas with a world-renowned reputation for wellness and sustainability. The total purchase consideration was $304m, comprising $299m paid on acquisition, including the settlement of working capital and $5m of contingent purchase consideration. The fair value of net assets acquired was $246m, including brands of $189m, management agreements of $45m, and a right-of-use
asset of $19m offset by an equal lease liability. Goodwill recognised was $58m.
The value of the contingent purchase consideration was reassessed at 31 December 2021 (see note 25).
The value of management agreements and
right-of-use
assets recognised on acquisition were impaired by $41m and $5m respectively in 2020 (see notes 13 and 15).
UK portfolio
Following a 2018 deal with Covivio to operate 10 UK hotels under long-term leases, in 2019 the Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
The total purchase consideration for the 12 hotels was $73m, comprising $10m paid on acquisition, a working capital refund of $3m and $66m of contingent purchase consideration. The fair value of the net assets acquired was $14m and goodwill of $64m was recognised, of which $12m was recognised in 2019.
Goodwill and
non-current
assets allocated to the UK portfolio were impaired in full during 2019 and 2020 such that the remaining value is $nil (see note 6).
The contingent purchase consideration was valued at $nil as at 31 December 2021 (see note 25).
Cash flows relating to acquisitions

	2021 $m	2020 $m	2019 $m
Cash paid on acquisition, including working capital settlement	–	–	299
Settlement of stamp duty liability	–	–	3
Less: cash and cash equivalents acquired	–	–	(7)
Less: working capital settlement received in year following acquisition	–	–	(3)
Net cash outflow arising on acquisitions	–	–	292